CONVERTIBLE NOTE (Details - Assumptions) - USD ($)	Mar. 31, 2023	Sep. 19, 2022
Securities Purchase Agreement [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Fair value of conversion feature	$ 378,132	$ 443,208
Measurement Input, Risk Free Interest Rate [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	4.93%	4.01%
Measurement Input, Expected Term [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	0.47 year	1 year
Measurement Input, Discount Rate [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	25.43%	38.2026%
Measurement Input, Price Volatility [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	92%	75%
Measurement Input, Expected Dividend Rate [Member] | Convertible Note [Member]
Debt Instrument [Line Items]
Derivatives, Determination of Fair Value	–%	–%